Other Assets and Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets, Noncurrent [Abstract]
Schedule Of Other Assets And Deferred Charges

	December 31,
(in thousands)	2012	2011
Interest rate swap deposits	$37,694	$36,041
Deferred financing costs, net of amortization	8,560	6,795
Asbestos insurance receivables	6,498	6,345
Innospec Inc. settlement receivable	5,065	10,030
Foundry Park I deferred leasing costs	4,198	4,597
Other	9,992	9,811
	$72,007	$73,619